Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability
Changes in accrued warranty liabilities during the indicated periods are as follows:

	For the Year Ended December 31,
	2025	2024	2023
Beginning balance	$15,749	$17,871	$13,550
Provision	7,579	7,805	9,750
Utilized	(7,654)	(9,835)	(6,065)
Foreign currency adjustment	244	(92)	636
Ending balance	$15,918	$15,749	$17,871